Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5 of TLIC File No. 811-08158, CIK 0000914836 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TLIC, a unit investment trust registered under the Act, mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680)

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK: 896435)

•	Columbia Funds Variable Insurance Trust (CIK: 815425)

•	Federated Insurance Series (CIK: 912577)

•	Janus Aspen Series (CIK: 906185)

•	ING Investors Trust (CIK: 0000837276)

•	Schwab Annuity Portfolios (CIK: 918266)

•	Wells Fargo Advantage Variable Trust (CIK: 1081402)

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies have filed or will file its Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company